CVC - AFFILIATE AND RELATED PARTY TRANSACTIONS - Amounts Due From and Due to Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Document Period End Date	Mar. 31, 2018
Affiliates
Related Party Transaction [Line Items]
Amounts due from affiliates	$ 21,146	$ 19,764	$ 22,182
Amounts due to affiliates	$ 11,078	$ 10,998	$ 127,363
Cablevision Systems Corporation And Subsidiaries | Affiliates
Related Party Transaction [Line Items]
Amounts due from affiliates				$ 767
Amounts due to affiliates				$ 29,729